Supplement to the
Fidelity® Growth Company Fund
January 29, 2008
Prospectus

Fidelity Growth Company Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

GCF-08-01 May 9, 2008
1.734042.109

Supplement to the
Fidelity® Aggressive Growth Fund
January 29, 2008
Prospectus

Fidelity Aggressive Growth Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

FEG-08-01 May 9, 2008
1.708161.116